Fair Value Measurements (Details) - Schedule of Change in Fair Value - Warrant liabilities [Member] - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Change in Fair Value [Line Items]
Financial instruments, beginning	$ 26,514	$ 17,676	$ 103,109	$ 170,867	$ 170,867
Financial instruments, ending	10,311	26,514		103,109	17,676
Change in fair value	$ (16,203)	$ 8,838	(41,244)	$ (67,758)
Transfer to Level 2			$ (67,865)		$ (17,676)